Investments in associates and joint ventures - Additional information about associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position
Current assets	$ 68,615,106	$ 77,276,845
Non-current assets	211,525,984	225,515,586
Total assets	280,141,090	302,792,431
Current liabilities	43,564,563	56,782,338
Non-current liabilities	136,324,047	132,107,004
Total liabilities	179,888,610	188,889,342
Net equity	100,252,480	113,903,089	$ 90,583,772	$ 53,499,363
Other complementary information
Cash and cash equivalents	12,336,115	15,401,058	14,549,906	$ 5,082,308
Loans and borrowings	15,550,008	22,198,583
Non-current	90,265,519	92,936,256
Statement of profit or loss
Sales revenue	143,189,602	159,611,078	91,881,204
Costs	(88,178,198)	(89,458,148)	(55,581,776)
Other operating expenses, net	(5,025,797)	(4,335,695)	(3,342,069)
Financial (expenses) income	(5,665,384)	(6,834,757)	(3,698,054)
Income tax	11,515,875	18,963,938	8,795,263
Financial year results	25,383,071	35,199,480	17,630,554
Other comprehensive results	(11,455,618)	8,894,726	$ 3,571,125
Interligao Eltrica do Madeira
Statement of financial position
Current assets	675,192	689,613
Non-current assets	5,064,524	5,890,932
Total assets	5,739,716	6,580,545
Current liabilities	290,292	376,203
Non-current liabilities	2,288,606	2,765,355
Total liabilities	2,578,898	3,141,558
Net equity	3,160,818	3,438,987
Other complementary information
Cash and cash equivalents	193,009	200,091
Statement of profit or loss
Sales revenue	613,807	603,362
Costs	(33,798)	(20,098)
Other operating expenses, net	0
Financial (expenses) income	(125,247)	(88,991)
Income tax	(97,899)	(106,292)
Financial year results	356,863	387,981
Other comprehensive results	0	0
Depreciation and amortization	804	881
Transmissora Alianca de Energia Eletrica
Statement of financial position
Current assets	2,167,294	1,967,310
Non-current assets	11,709,871	12,351,913
Total assets	13,877,165	14,319,223
Current liabilities	1,276,744	753,445
Non-current liabilities	7,327,321	7,474,497
Total liabilities	8,604,065	8,227,942
Net equity	5,273,100	6,091,281
Other complementary information
Cash and cash equivalents	624	700,313
Statement of profit or loss
Sales revenue	1,165,129	2,598,283
Costs	(191,359)	(410,106)
Other operating expenses, net	(133,717)	(198,835)
Financial (expenses) income	327,744	(606,837)
Income tax	(46,465)	(129,531)
Financial year results	1,121,332	1,252,974
Other comprehensive results	(46,177)	8,565
Depreciation and amortization	30,875	20,551
Equion Energa Limited
Statement of financial position
Current assets	1,395,515	1,684,029
Non-current assets	5,661	27,943
Total assets	1,401,176	1,711,972
Current liabilities	29,726	41,336
Non-current liabilities	42,056	31,372
Total liabilities	71,782	72,708
Net equity	1,329,394	1,639,264
Other complementary information
Cash and cash equivalents	34,378	52,370
Statement of profit or loss
Sales revenue	11	4,263
Costs	(23,815)	(23,726)
Other operating expenses, net	(2,579)	(945)
Financial (expenses) income	82,424	48,040
Income tax	(17,323)	23,151
Financial year results	38,718	50,783
Other comprehensive results	796,213	1,144,801
Depreciation and amortization	$ 21	$ 47